Share Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

18. SHARE BASED COMPENSATION

Share option plan

On October 13, 2017, the Group adopted the 2017 Share Option Plan (the “Option Plan”) and on November 5, 2021, the Group amended the Option Plan. A total of 550,000 Class A Ordinary Shares (subject to subsequent adjustments described more fully below) may be issued pursuant to awards under the Option Plan. Subsequent adjustments include that on each January 1, starting with January 1, 2020, an additional number of shares equal to the lesser of (i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the Option Plan. Awards will be made pursuant to agreements and may be subject to vesting and other restrictions as determined by the board of directors.

53,694 options were granted on March 16, 2020 to directors, employees, external consultants and advisors of the Group. One-half of each option grant vests on January 1, 2021 and expires on December 31, 2031 and the other half vests on January 1, 2022 and expires on December 31, 2032. The exercise price is $29.9 per share, which was based on the average closing price of the shares traded on the NASDAQ stock exchange for the five trading days immediately preceding the grant date.

14,896 options were granted on June 1, 2020 to directors and employees of the Group. Nearly one-half of each option grant vests on December 1, 2020 and expires on November 30, 2030 and the remaining vests on January 1, 2021 and expires on December 31, 2031. The exercise price is US$31.1 per share, which was based on the average closing price of the shares traded on the NASDAQ stock exchange for the five trading days immediately preceding the grant date.

2,748 options were granted on August 10, 2020 to Dr. Weiss, which vest on August 10, 2021 and expire on August 9, 2031. The exercise price is $36.4 per share, which was based on the average closing price of the shares traded on the NASDAQ stock exchange for the five trading days immediately preceding the grant date.

75,235 options were granted on March 11, 2021 to directors, employees, external consultants and advisors of the Group with an exercise price of $27.6 per share, which was based on the average closing price of the shares traded on the NASDAQ stock exchange for the five trading days immediately preceding the grant date. 36,796 options vest on January 1, 2022 and expire on December 31, 2032; 36,808 options vest on January 1, 2023 and expire on December 31, 2033; 906 options vest on June 8, 2021 and expire on June 7, 2032; and 725 options vest on July 14, 2021 and expire on July 13, 2032.

153,146 options were granted on March 8, 2022 to directors, employees, external consultants and advisors of the Group with an exercise price of $13.4 per share, which was based on the average closing price of the shares traded on the NASDAQ stock exchange for the five trading days immediately preceding the grant date. 74,881 options vest on January 1, 2023 and expire on December 31, 2033; 74,906 options vest on January 1, 2024 and expire on December 31, 2034; 1,866 options vest on June 8, 2022 and expire on June 7, 2033; and 1,493 options vest on July 14, 2022 and expire on July 13, 2033.

226,153 options were granted on March 31, 2023 to directors and employees of the Group with an exercise price of $2.68 per share, which was based on the last closing price of the shares traded on the NASDAQ stock exchange on the grant date. Besides, 136,200 shares awards were granted on March 31, 2023 to directors, employees and external consultants. All options vests on October 1, 2023 and expires on September 30, 2033.

A summary of the option activity as of December 31, 2022, 2021 and 2020 and changes during the period is presented below:

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value

Outstanding, January 1, 2022	127,404	31.91	11.01

Granted	153,146	13.40	12.30
Exercised	(6,721)	25.25		-
Forfeited	(1,268)	28.11
Cancelled	(435)	116.71
Outstanding, December 31, 2022	272,126	21.54	10.83	-
Exercisable, December 31, 2022	89,300	32.71	9.64	-

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value

Outstanding, January 1, 2021	71,756	37.63	11.22

Granted	75,235	27.60	12.29
Exercised	(19,037)	36.52		-
Forfeited	(550)	29.00
Outstanding, December 31, 2021	127,404	31.91	11.01	-
Exercisable, December 31, 2021	31,456	42.62	9.63	-

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value

Outstanding, January 1, 2020	21,853	129.10	11.51

Granted	71,338	30.40	11.99
Exercised	(1,235)	49.27		-
Forfeited	(4,594)	46.70
Cancelled	(15,606)	129.10
Outstanding, December 31, 2020	71,756	37.63	11.22	-
Exercisable, December 31, 2020	8,467	61.24	9.95	-

The weighted-average grant date fair value of share option grants during the years ended December 31, 2022, 2021 and 2020 was $10.02, $25.72 and $17.56, respectively. The maximum contractual term for share option was 12.8 years.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.

	Granted in 2022	Granted in 2021	Granted in 2020
Expected volatility	89.55%	97.70%	88.44%-96.55%
Risk-free interest rate	1.86%	1.64%	0.59%-0.69%
Expected term from grant date (in years)	5.63-6.41	5.62-6.41	5.25-7.29
Dividend rate	-	-	-
Dilution factor	1	1	0.9909-1
Fair value	$9.74 - $10.16	$25.11 - $26.01	$15.50 - $26.60

In connection with the grant of share options to employees and non-employees, the Group recorded share-based compensation charges of $1,123,122 and $523,877, respectively, for the year ended December 31, 2022, $1,203,000 and $479,460, respectively, for the year ended December 31, 2021, and $1,191,957 and $286,608, respectively, for the year ended December 31, 2020.

As of December 31, 2022, there were $376,512 total unrecognized share-based compensation cost related to unvested options which is expected to be recognized over 1 years. Total unrecognized compensation cost may be adjusted for future changes in actual forfeitures.